Condensed Consolidated Statements Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net profit (loss) for the period	R$ 29,064,294	R$ (976,710)	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Other comprehensive income (loss)
Foreign currency translation adjustments			165,713	(1,176,359)	172,597
Less reclassification of losses included in discontinued operations					(481,499)
Decrease in stake in subsidiary		(374,130)	(374,130)
Foreign currency translation adjustments, net			(208,417)	(1,176,359)	(308,901)
Available-for-sale
Unrealized gain					1,907,018
Portion of loss recognized in other comprehensive income for other-than-temporary losses on investment					(2,315,347)
Available-for-sale					(408,329)
Pension and other postretirement benefit plans:
Less amortization of prior service cost and actuarial gain (loss) included in net periodic pension cost				(755)	39,151
Less reclassification of actuarial gains included in discontinued operations					901,453
Pension and other postretirement benefit plans			(130,846)	(121,112)	1,062,268
Changes in effective portion of the fair value of hedging financial instrument				546,253	(802,063)
Less reclassification adjustment for gains included in net income (loss)				64,360	4,113
Fair value hedging financial instruments				610,613	(797,950)
Income tax effect on other comprehensive loss:
Less reclassification of pension tax effects included in discontinued operations					(194,020)
Other comprehensive income, tax			32,157		(194,020)
Other comprehensive income (loss)
Foreign currency translation adjustments	(80,350)	51,146
Decrease in stake in subsidiary		(374,130)	(374,130)
Foreign currency translation adjustments, net	(80,350)	(322,984)
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		33,694
Other comprehensive income (loss)	28,983,944	(1,266,000)	(4,334,767)	(16,366,600)	(11,441,115)
Less comprehensive loss attributable to non-controlling interest	(17,603)	(487,904)	(64,153)	(399,551)	(318,650)
Net comprehensive income (loss) attributable to controlling shareholders	R$ 29,001,547	R$ (778,096)	(4,270,614)	(15,967,049)	(11,122,465)
Continuing Operations
Pension and other postretirement benefit plans:
Net actuarial gain (loss) from continuing operations			(130,846)	R$ (120,357)	R$ 121,664
Income tax effect on other comprehensive loss:
Pensions from continuing operations			R$ 32,157